Organization and Principal Activities	12 Months Ended
Dec. 31, 2010
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES
VanceInfo Technologies Inc. (“VanceInfo” or the “Company”), formerly known as Thinkplus Investments Limited, was incorporated under the laws of the British Virgin Islands (“BVI”) on April 19, 2004 and was re-domiciled to the Cayman Islands on October 10, 2005. VanceInfo, together with its subsidiaries and variable interest entity (“VIE”), are hereinafter referred to as the “Group”.
On August 31, 2004, through VanceInfo Creative Software Technology Ltd. (“VanceInfo Beijing”), VanceInfo acquired the information technology services (“IT services”) business and related assets of Beijing Wensi Chuangyi Software Technology Co., Ltd. (“Wensi Chuangyi”) and its subsidiaries, the predecessor of VanceInfo. Wensi Chuangyi was established under the laws of the People’s Republic of China (“PRC”) in 1995 and engaged in the provision of localization and quality assurance testing services. The acquisition of Wensi Chuangyi was accounted for as a purchase business combination with net assets recorded at their fair value at the date of acquisition. Before the acquisition of Wensi Chuangyi, the Group did not have significant operations.
The Group is principally engaged in the provision of IT services that mainly include quality assurance testing, application development and maintenances, research and development, globalization and localization, and enterprise solutions in the PRC.
As of December 31, 2010, the Group’s subsidiaries were as follows:

	Date of	Place of	Percentage
	acquisition/	establishment/	of beneficial
Subsidiaries	incorporation	incorporation	ownership

VanceInfo Beijing	July 2, 2004	PRC	100%
VanceInfo Creative Software Technology Ltd. (“VanceInfo BVI”)	August 6, 2004	BVI	100%
VanceInfo Japan Inc. (“VanceInfo Japan”)	November 25, 2004	Japan	99.9%
VanceInfo Technologies Inc. (“VanceInfo US”)	November 29, 2005	United States of America (“US”)	100%
VanceInfo Technologies Limited	March 27, 2007	Hong Kong	100%
Shanghai VanceInfo Technologies Limited (“Shanghai Vanceinfo”, formerly name “Solutions” )	May 29, 2007	PRC	100%
Beijing Chosen Technology Co., Ltd. (“Chosen”)	July 31, 2007	PRC	100%
VanceInfo Technologies Limited	November 15, 2007	PRC	100%
Shanghai VanceInfo Creative Software Technology Limited (“Vanceinfo Shanghai Creative”)	September 9, 2008	PRC	100%
VanceInfo Malaysia Inc. Sdn. Bhd	October 9, 2008	Malaysia	100%
Shenzhen VanceInfo Creative Software Technology Limited (“Vanceinfo Shenzhen”)	October 28, 2008	PRC	100%
Nanjing VanceInfo Creative Software Technology Limited (“Nanjing Vanceinfo”)	December 19, 2008	PRC	100%
TP Teleservices Limited (“TP Teleservices”)	July 2, 2009	Hong Kong	100%
TP (Hong Kong) Limited (“TP HK”)	July 2, 2009	Hong Kong	100%
TP Consultants Limited (“TP Consultant”)	July 2, 2009	Hong Kong	100%
TP (Taiwan) Limited (“TP Taiwan”)	July 2, 2009	Hong Kong	100%
TP Software Technology (Shanghai) Co., Ltd. (“TP Shanghai”)	July 2, 2009	PRC	100%
Link Result Limited (“Link Result”)	July 2, 2010	Hong Kong	100%
A-IT (Shanghai) Software Services Co., Ltd. (“AIT”)	July 2, 2010	PRC	100%